Stock-Based Compensation (Details)						1 Months Ended	6 Months Ended		12 Months Ended
	May 21, 2024 shares	May 20, 2024 USD ($) $ / shares shares	Dec. 14, 2023 shares	Oct. 31, 2023 $ / shares shares	Oct. 06, 2023 shares	Nov. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 shares	Jun. 30, 2020 shares
Stock-Based Compensation [Line Items]
Shares remained available for future awards							27,137,935		1,818,770
Number of executive							2
Price per share (in Dollars per share) | $ / shares		$ 0.009
Grant date aggregate (in Dollars per share) | $ / shares				$ 640,000
Compensation expense (in Dollars) | $		$ 184,400
Unrecognized compensation expense (in Dollars) | $							$ 53,000		$ 266,000
Recognized over period							2 months		8 months
Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Fair value price per share (in Dollars per share) | $ / shares				0.02
Price per share (in Dollars per share) | $ / shares				$ 1
Number of shares issued	18,500,000
Class B Ordinary Shares [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Deferred shares granted to employees, non-employee directors and consultants				32,000,000
Vested shares issued			14,000,000				1,888,889
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Stock-Based Compensation [Line Items]
Number of shares issued		20,000,000
Class A or Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Shares remained available for future awards		47,137,935
ADS [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.461
2020 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary shares reserved for future issuance											4,632,449
Shares granted							3,936,504	3,936,504	3,936,504
Shares remained available for future awards							695,945
2023 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares remained available for future awards							1,818,770
Ordinary shares issued					33,818,770
Forecast [Member]
Stock-Based Compensation [Line Items]
Aggregate fair value (in Dollars) | $						$ 122,000
Forecast [Member] | Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 0.004
Number of shares issued						28,956,705
Forecast [Member] | Class B Ordinary Shares [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Shares remained available for future awards										10,000,000
Forecast [Member] | ADS [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 0.211
Forecast [Member] | 2023 Share Incentive Plan [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Number of shares issued						1,818,770
Forecast [Member] | 2024 Share Incentive Plan [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Number of shares issued						27,137,935